Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Gross Notional Amount and Fair Value of Derivative Instruments
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2019			2018
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$350	$–	$5	$519	$–	$13
	Foreign currency swaps	86	3	1	91	5	–
Cash flow hedges	Foreign currency swaps	1,790	39	407	1,834	80	367
	Forward contracts	–	–	–	80	–	9
	Equity contracts	132	16	–	101	–	12
Net investment hedges	Forward contracts	2,822	7	22	1,864	21	65
Total derivatives in qualifying hedge accounting relationships		5,180	65	435	4,489	106	466
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	283,172	15,159	8,140	300,704	11,204	5,675
	Interest rate futures	13,069	–	–	14,297	–	–
	Interest rate options	12,248	423	–	11,736	314	–
	Foreign currency swaps	26,329	606	1,399	23,156	747	1,341
	Currency rate futures	3,387	–	–	4,052	–	–
	Forward contracts	33,432	2,337	273	29,248	670	158
	Equity contracts	14,582	853	37	15,492	653	163
	Credit default swaps	502	6	–	652	9	–
	Equity futures	10,576	–	–	10,908	–	–
Total derivatives not designated in qualifying hedge accounting relationships		397,297	19,384	9,849	410,245	13,597	7,337
Total derivatives		$402,477	$19,449	$10,284	$414,734	$13,703	$7,803

Summary of Gross Notional Amount by Remaining Term to Maturity, Total Fair Values (Including Accrued Interest), Credit Risk Equivalent and Risk Weighted Amount by Contract Type
The following table presents fair values of derivative instruments by the remaining term to maturity. The fair values disclosed below do not incorporate the impact of master netting agreements. Refer to note 8.

	Remaining term to maturity
As at December 31, 2019	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,248	$1,659	$1,309	$15,233	$19,449
Derivative liabilities	332	145	218	9,589	10,284

	Remaining term to maturity
As at December 31, 2018	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$649	$671	$795	$11,588	$13,703
Derivative liabilities	359	229	227	6,988	7,803

The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit risk equivalent and risk-weighted amount by contract type.

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2019	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent (1)	Risk- weighted amount (2)
Interest rate contracts
OTC swap contracts	$5,105	$22,288	$112,863	$140,256	$15,627	$(8,910)	$6,717	$6,891	$957
Cleared swap contracts	3,932	11,499	127,835	143,266	238	(240)	(2)	–	–
Forward contracts	11,709	15,089	1,283	28,081	2,312	(253)	2,059	398	53
Futures	13,069	–	–	13,069	–	–	–	–	–
Options purchased	1,266	4,454	6,528	12,248	423	–	423	560	77
Subtotal	35,081	53,330	248,509	336,920	18,600	(9,403)	9,197	7,849	1,087
Foreign exchange
Swap contracts	998	7,519	19,688	28,205	642	(1,864)	(1,222)	2,515	279
Forward contracts	8,173	–	–	8,173	32	(42)	(10)	138	16
Futures	3,387	–	–	3,387	–	–	–	–	–
Credit derivatives	275	227	–	502	6	–	6	–	–
Equity contracts
Swap contracts	1,233	164	–	1,397	43	(16)	27	236	29
Futures	10,576	–	–	10,576	–	–	–	–	–
Options purchased	6,604	6,633	80	13,317	821	(20)	801	3,418	448
Subtotal including accrued interest	66,327	67,873	268,277	402,477	20,144	(11,345)	8,799	14,156	1,859
Less accrued interest	–	–	–	–	695	(1,061)	(366)	–	–
Total	$66,327	$67,873	$268,277	$402,477	$19,449	$(10,284)	$9,165	$14,156	$1,859

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2018	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent (1)	Risk- weighted amount (2)
Interest rate contracts
OTC swap contracts	$3,495	$22,568	$121,817	$147,880	$11,750	$(6,477)	$5,273	$5,301	$787
Cleared swap contracts	5,723	16,140	131,480	153,343	95	(96)	(1)	–	–
Forward contracts	10,258	14,300	648	25,206	637	(126)	511	259	37
Futures	14,297	–	–	14,297	–	–	–	–	–
Options purchased	1,166	4,981	5,589	11,736	317	–	317	376	58
Subtotal	34,939	57,989	259,534	352,462	12,799	(6,699)	6,100	5,936	882
Foreign exchange
Swap contracts	1,024	6,281	17,776	25,081	807	(1,736)	(929)	2,309	256
Forward contracts	5,926	60	–	5,986	54	(106)	(52)	108	13
Futures	4,052	–	–	4,052	–	–	–	–	–
Credit derivatives	143	509	–	652	10	–	10	–	–
Equity contracts
Swap contracts	2,728	142	–	2,870	29	(57)	(28)	303	38
Futures	10,908	–	–	10,908	–	–	–	–	–
Options purchased	6,142	6,581	–	12,723	621	(118)	503	2,277	316
Subtotal including accrued interest	65,862	71,562	277,310	414,734	14,320	(8,716)	5,604	10,933	1,505
Less accrued interest	–	–	–	–	617	(913)	(296)	–	–
Total	$65,862	$71,562	$277,310	$414,734	$13,703	$(7,803)	$5,900	$10,933	$1,505

(1)
Credit risk equivalent is the sum of replacement cost and the potential future credit exposure. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.

(2)	Risk-weighted amount represents the credit risk equivalent, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

Summary of Fair Value and the Fair Value Hierarchy of Derivative Instruments
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2019	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$17,894	$–	$15,801	$2,093
Foreign exchange contracts	680	–	680	–
Equity contracts	869	–	821	48
Credit default swaps	6	–	6	–
Total derivative assets	$19,449	$–	$17,308	$2,141
Derivative liabilities
Interest rate contracts	$8,397	$–	$7,730	$667
Foreign exchange contracts	1,850	–	1,849	1
Equity contracts	37	–	20	17
Total derivative liabilities	$10,284	$–	$9,599	$685

As at December 31, 2018	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$12,155	$–	$11,537	$618
Foreign exchange contracts	886	–	876	10
Equity contracts	653	–	621	32
Credit default swaps	9	–	9	–
Total derivative assets	$13,703	$–	$13,043	$660
Derivative liabilities
Interest rate contracts	$5,815	$–	$5,318	$497
Foreign exchange contracts	1,814	–	1,813	1
Equity contracts	174	–	118	56
Total derivative liabilities	$7,803	$–	$7,249	$554

Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2019	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$8	$(6)	$2
Foreign currency swaps	Fixed rate assets	(1)	2	1
Total		$7	$(4)	$3

For the year ended December 31, 2018	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate assets	$1	$(1)	$–
	Fixed rate liabilities	3	(3)	–
Foreign currency swaps	Fixed rate assets	7	(5)	2
Total		$11	$(9)	$2

Summary of Effects of Derivatives in Cash Flow Hedging Relationships
The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2019	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$(2)	$1	$–
	Floating rate liabilities	(40)	37	–
	Fixed rate liabilities	(41)	(35)	–
Forward contracts	Forecasted expenses	–	(9)	–
Equity contracts	Stock-based compensation	35	(9)	–
Total		$(48)	$(15)	$–

For the year ended December 31, 2018	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Interest rate swaps	Forecasted liabilities	$–	$(20)	$–
Foreign currency swaps	Fixed rate assets	–	(1)	–
	Floating rate liabilities	(36)	(62)	–
	Fixed rate liabilities	60	62	–
Forward contracts	Forecasted expenses	(8)	(2)	–
Equity contracts	Stock-based compensation	(21)	27	–
Total		$(5)	$4	$–

Summary of Effects of Net Investment Hedging Relationships
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2019	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$279	$–	$–
Forward contracts	80	–	–
Total	$359	$–	$–

For the year ended December 31, 2018	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$(469)	$–	$–
Forward contracts	9	–	–
Total	$(460)	$–	$–

Summary of Investment Income on Derivatives Not Designated in Qualifying Hedge Accounting Relationships
Investment income on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2019	2018
Interest rate swaps	$1,483	$(1,894)
Interest rate futures	571	(298)
Interest rate options	96	(52)
Foreign currency swaps	(242)	(122)
Currency rate futures	88	3
Forward contracts	2,815	(355)
Equity futures	(2,436)	742
Equity contracts	277	(276)
Credit default swaps	(3)	(6)
Total	$2,649	$(2,258)